Derivative financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) lb	Dec. 31, 2017 USD ($) lb
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000	36,000
Financial instruments designated as hedging instruments, at fair value	$ 2,759	$ 28,705
Settlement period one [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,000	3,000
Fixed Quotation	$ 7,345
Future quotation	5,961	$ 7,275
Financial instruments designated as hedging instruments, at fair value	$ 1,381	(3,787)
Settlement period one [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		6,050
Settlement period one [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		$ 5,972
Settlement period two [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,000	3,000
Fixed Quotation	$ 7,352
Future quotation	5,968	$ 7,260
Financial instruments designated as hedging instruments, at fair value	1,378	(3,736)
Settlement period two [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		6,050
Settlement period two [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		$ 5,972
Settlement period three [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		3,000
Future quotation		$ 7,247
Financial instruments designated as hedging instruments, at fair value		(3,693)
Settlement period three [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		6,050
Settlement period three [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		$ 5,972
Settlement period four [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		3,000
Future quotation		$ 7,259
Financial instruments designated as hedging instruments, at fair value		(3,973)
Settlement period four [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		6,050
Settlement period four [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		$ 5,805
Settlement period five [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		3,000
Future quotation		$ 7,269
Financial instruments designated as hedging instruments, at fair value		(3,484)
Settlement period five [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		6,300
Settlement period five [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		$ 5,900
Settlement period six [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		3,000
Future quotation		$ 7,277
Financial instruments designated as hedging instruments, at fair value		(3,468)
Settlement period six [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		6,325
Settlement period six [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		$ 5,900
Settlement period seven [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		3,000
Future quotation		$ 7,285
Financial instruments designated as hedging instruments, at fair value		(3,359)
Settlement period seven [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		6,350
Settlement period seven [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		$ 5,960
Settlement period eight [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		3,000
Fixed Quotation	6,520
Future quotation		$ 7,290
Financial instruments designated as hedging instruments, at fair value		$ (2,288)
Settlement period nine [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		3,000
Fixed Quotation	7,100
Future quotation		$ 7,296
Financial instruments designated as hedging instruments, at fair value		$ (580)
Settlement period ten [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		3,000
Fixed Quotation	7,200
Future quotation		$ 7,300
Financial instruments designated as hedging instruments, at fair value		$ (296)
Settlement period eleven [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		3,000
Fixed Quotation	7,300
Future quotation		$ 7,305
Financial instruments designated as hedging instruments, at fair value		$ (13)
Settlement period twele [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb		3,000
Fixed Quotation	$ 7,300
Future quotation		$ 7,309
Financial instruments designated as hedging instruments, at fair value		$ (28)